Information about Component of Consolidated Statements of Comprehensive Income - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue from Contracts with Customers [Abstract]
Sale of goods and services	$ 317,924,355	$ 444,149,141	$ 385,976,753
Royalties	1,414,864	986,602	1,247,567
Rendering of services with related parties	841,205	952,742	739,651
Right of use licenses	13,430,824	20,287,845	32,903,458
Revenue from contracts with customers	$ 333,611,248	$ 466,376,330	$ 420,867,429